Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
C000199365 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Small Cap Dynamic Growth Fund (Class A/JSJAX)
Account Value	$ 20,001.805926	$ 20,001.805926	$ 20,001.805926	$ 15,650.092649	$ 16,074.930063	$ 22,906.579031	$ 16,349.325355	$ 13,491.84645	$ 15,058.767363	$ 12,078.632949	$ 10,341.749821	$ 9,999.76612	$ 9,500
Average Annual Return, Percent	21.39%	7.09%	7.18%
C000199365 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Small Cap Dynamic Growth Fund (Class A/JSJAX)—excluding sales charge
Average Annual Return, Percent	27.81%	8.19%	7.73%
C000199366 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Small Cap Dynamic Growth Fund (Class C/JSJCX)
Account Value	$ 20,058.461109	$ 20,058.461109	$ 20,058.461109	15,802.153448	16,364.768799	23,497.540841	16,897.282021	14,051.154146	15,801.978612	12,714.350474	10,886.052444	10,526.0696	10,000
Average Annual Return, Percent	25.93%	7.38%	7.21%
C000199366 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Small Cap Dynamic Growth Fund (Class C/JSJCX)—excluding sales charge
Average Annual Return, Percent	26.93%	7.38%	7.21%
C000199363 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Small Cap Dynamic Growth Fund (Class I/JSJIX)
Account Value	$ 534,201.409627	$ 534,201.409627	$ 534,201.409627	417,062.542288	427,300.902658	607,733.157916	432,572.205271	356,097.711284	396,694.648191	317,858.761829	272,151.311092	263,151.74	250,000
Average Annual Return, Percent	28.09%	8.45%	7.89%
C000009243 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Small Cap Dynamic Growth Fund (Class NAV)
Account Value	$ 21,551.730691	$ 21,551.730691	$ 21,551.730691	16,803.859243	17,200.516924	24,419.363565	17,370.320184	14,277.326677	15,876.011859	12,714.350474	10,886.052444	10,526.0696	10,000
Average Annual Return, Percent	28.25%	8.58%	7.98%
C000199364 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Small Cap Dynamic Growth Fund (Class R6/JSJFX)
Account Value	$ 2,154,293.132915	$ 2,154,293.132915	$ 2,154,293.132915	1,679,434.989054	1,719,106.676294	2,441,088.886266	1,736,177.614265	1,426,878.252377	1,587,601.185808	1,271,435.047315	1,088,605.244368	1,052,606.96	1,000,000
Average Annual Return, Percent	28.27%	8.59%	7.98%
C000008868 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blue Chip Growth Fund (Class 1/JIBCX)
Account Value	$ 37,451.469057	$ 37,451.469057	$ 37,451.469057	27,748.166201	22,826.915017	33,049.806458	26,922.376646	19,128.993039	18,482.201736	14,448.741714	11,333.261014	10,724.8343	10,000
Average Annual Return, Percent	34.97%	14.38%	14.12%
C000153947 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blue Chip Growth Fund (Class A/JBGAX)
Account Value	$ 34,496.576256	$ 34,496.576256	$ 34,496.576256	25,645.878235	21,174.42687	30,765.211855	25,147.527964	17,929.995347	17,383.335511	13,633.573855	10,726.505255	10,179.693935	9,500
Average Annual Return, Percent	27.78%	12.82%	13.18%
C000153947 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blue Chip Growth Fund (Class A/JBGAX)—excluding sales charge
Average Annual Return, Percent	34.51%	13.98%	13.76%
C000153948 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blue Chip Growth Fund (Class C/JBGCX)
Account Value	$ 33,895.610426	$ 33,895.610426	$ 33,895.610426	25,375.686981	21,101.134389	30,880.100814	25,424.663411	18,262.332284	17,833.963686	14,091.313832	11,169.821452	10,681.5088	10,000
Average Annual Return, Percent	32.58%	13.17%	12.98%
C000153948 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blue Chip Growth Fund (Class C/JBGCX)—excluding sales charge
Average Annual Return, Percent	33.58%	13.17%	12.98%
C000008867 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blue Chip Growth Fund (Class NAV/JHBCDX)
Account Value	$ 37,642.968751	$ 37,642.968751	$ 37,642.968751	27,870.192828	22,914.835763	33,166.342671	27,007.026714	19,181.334135	18,520.624201	14,471.896868	11,346.610343	10,730.903	10,000
Average Annual Return, Percent	35.07%	14.44%	14.17%
C000135638 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Small Cap Value Fund (Class A/JSCAX)
Account Value	$ 17,926.204308	$ 17,926.204308	$ 17,926.204308	15,392.025385	14,654.025786	15,509.348193	10,301.013233	12,124.95521	13,666.472799	11,339.660339	10,865.38446	9,740.43721	9,500
Average Annual Return, Percent	10.65%	7.03%	6.01%
C000135638 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Small Cap Value Fund (Class A/JSCAX)—excluding sales charge
Average Annual Return, Percent	16.46%	8.13%	6.56%
C000135639 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Small Cap Value Fund (Class I/JSCBX)
Account Value	$ 485,981.320553	$ 485,981.320553	$ 485,981.320553	416,063.529481	394,970.576129	416,813.18333	275,933.995002	323,769.174568	364,117.439491	301,101.937715	287,582.505815	257,061.43	250,000
Average Annual Return, Percent	16.80%	8.46%	6.87%
C000027197 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Small Cap Value Fund (Class NAV/JSCNX)
Account Value	$ 19,687.539037	$ 19,687.539037	$ 19,687.539037	16,833.404499	15,957.667797	16,824.541532	11,127.05167	13,035.870455	14,638.535696	12,097.208859	11,542.699866	10,304.9967	10,000
Average Annual Return, Percent	16.96%	8.60%	7.01%
C000009189 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Real Estate Securities Fund (Class 1/JIREX)
Account Value	$ 19,891.630195	$ 19,891.630195	$ 19,891.630195	16,399.011387	17,190.443054	19,648.566784	13,998.206933	15,511.193228	13,217.355652	12,446.174969	12,554.297728	9,969.5919	10,000
Average Annual Return, Percent	21.30%	5.10%	7.12%
C000223234 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Real Estate Securities Fund (Class A/JYEBX)
Account Value	$ 18,667.726596	$ 18,667.726596	$ 18,667.726596	15,453.905643	16,237.200025	18,615.139877	13,298.296587	14,735.633567	12,556.48787	11,823.866221	11,926.582842	9,471.112305	9,500
Average Annual Return, Percent	14.77%	3.77%	6.44%
C000223234 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Real Estate Securities Fund (Class A/JYEBX)—excluding sales charge
Average Annual Return, Percent	20.80%	4.84%	6.99%
C000223235 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Real Estate Securities Fund (Class C/JABFX)
Account Value	$ 19,118.120574	$ 19,118.120574	$ 19,118.120574	15,927.262517	16,865.761885	19,488.298513	13,998.206933	15,511.193228	13,217.355652	12,446.174969	12,554.297728	9,969.5919	10,000
Average Annual Return, Percent	19.03%	4.27%	6.70%
C000223235 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Real Estate Securities Fund (Class C/JABFX)—excluding sales charge
Average Annual Return, Percent	20.03%	4.27%	6.70%
C000223236 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Real Estate Securities Fund (Class I/JABGX)
Account Value	$ 496,671.028372	$ 496,671.028372	$ 496,671.028372	409,891.12887	429,649.488648	491,064.623253	349,955.17333	387,779.830709	330,433.891305	311,154.374224	313,857.443206	249,239.7975	250,000
Average Annual Return, Percent	21.17%	5.07%	7.11%
C000223233 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Real Estate Securities Fund (Class R6/JABIX)
Account Value	$ 1,991,810.929097	$ 1,991,810.929097	$ 1,991,810.929097	1,641,483.01424	1,719,900.66388	1,965,159.417603	1,399,820.693315	1,551,119.322833	1,321,735.565219	1,244,617.496893	1,255,429.772823	996,959.19	1,000,000
Average Annual Return, Percent	21.34%	5.13%	7.13%
C000069283 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alternative Asset Allocation Fund (Class A/JAAAX)
Account Value	$ 12,217.852332	$ 12,217.852332	$ 12,217.852332	11,364.813309	10,942.643286	11,275.384622	10,386.860481	10,109.745483	9,810.473934	9,717.878104	9,252.808537	9,106.928475	9,500
Average Annual Return, Percent	2.16%	2.80%	2.02%
C000069283 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alternative Asset Allocation Fund (Class A/JAAAX)—excluding sales charge
Average Annual Return, Percent	7.51%	3.86%	2.55%
C000102118 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alternative Asset Allocation Fund (Class C/JAACX)
Account Value	$ 11,991.335027	$ 11,991.335027	$ 11,991.335027	11,230.851086	10,891.741823	11,301.233545	10,486.486598	10,277.151202	10,039.49203	10,020.183337	9,606.853002	9,517.3374	10,000
Average Annual Return, Percent	5.77%	3.13%	1.83%
C000102118 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alternative Asset Allocation Fund (Class C/JAACX)—excluding sales charge
Average Annual Return, Percent	6.77%	3.13%	1.83%
C000098166 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alternative Asset Allocation Fund (Class I/JAAIX)
Account Value	$ 331,419.39795	$ 331,419.39795	$ 331,419.39795	307,419.823986	295,111.791281	303,163.249364	278,342.540421	270,128.030746	261,270.038482	258,235.186267	245,155.251432	240,510.595	250,000
Average Annual Return, Percent	7.81%	4.17%	2.86%
C000113512 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alternative Asset Allocation Fund (Class R2/JAAPX)
Account Value	$ 12,727.584481	$ 12,727.584481	$ 12,727.584481	11,847.16535	11,411.7698139999	11,770.155149	10,857.526117	10,576.862203	10,274.111367	10,187.114934	9,713.975272	9,569.364	10,000
Average Annual Return, Percent	7.43%	3.77%	2.44%
C000128529 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alternative Asset Allocation Fund (Class R4/JAASX)
Account Value	$ 13,068.026819	$ 13,068.026819	$ 13,068.026819	12,137.823701	11,664.60704	11,998.429752	11,038.177517	10,726.259917	10,391.914714	10,279.034367	9,773.170005	9,601.4615	10,000
Average Annual Return, Percent	7.66%	4.03%	2.71%
C000106470 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alternative Asset Allocation Fund (Class R6/JAARX)
Account Value	$ 1,340,352.755499	$ 1,340,352.755499	$ 1,340,352.755499	1,241,257.278566	1,190,609.5576	1,221,737.599017	1,120,618.057118	1,086,394.543132	1,049,783.987917	1,035,869.842357	982,287.353993	962,556.92	1,000,000
Average Annual Return, Percent	7.98%	4.29%	2.97%
C000135640 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Small Cap Value Fund (Class R6/JSCCX)
Account Value	$ 1,965,977.607743	$ 1,965,977.607743	$ 1,965,977.607743	1,682,452.885193	1,594,301.016586	1,680,984.566241	1,111,599.575489	1,302,976.656335	1,463,200.391394	1,208,926.8145	1,153,758.490826	1,029,967.39	1,000,000
Average Annual Return, Percent	16.85%	8.57%	6.99%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,071.455436	$ 32,071.455436	$ 32,071.455436	25,424.401915	22,154.924202	25,548.228107	19,202.983849	15,812.538423	15,608.083301	12,979.877041	11,183.504007	10,035.5535	10,000
Average Annual Return, Percent	26.14%	15.19%	12.36%
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 22,005.998217	$ 22,005.998217	$ 22,005.998217	18,700.876388	17,514.1367	23,433.43975	17,280.131087	14,734.400368	16,558.930567	12,667.872926	10,884.38596	10,511.1061	10,000
Average Annual Return, Percent	17.67%	8.35%	8.21%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,882.195253	$ 33,882.195253	$ 33,882.195253	26,650.487628	22,985.552726	25,892.682089	19,740.438137	16,189.083559	15,729.534818	13,145.018797	11,309.093054	10,047.7913	10,000
Average Annual Return, Percent	27.14%	15.92%	12.98%
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 44,223.159034	$ 44,223.159034	$ 44,223.159034	33,821.921455	27,737.407426	34,267.50298	26,662.083841	18,471.655666	17,714.645957	13,923.622431	11,524.655072	10,425.5817	10,000
Average Annual Return, Percent	30.75%	19.08%	16.03%
Dow Jones U S Select REIT Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Select REIT Index
Account Value	$ 18,092.291755	$ 18,092.291755	$ 18,092.291755	14,935.875797	15,424.884908	17,292.722925	11,994.966934	14,569.769711	13,215.610627	12,259.093053	12,655.428289	10,186.9723	10,000
Average Annual Return, Percent	21.13%	4.43%	6.11%
HFRX Global Hedge Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	HFRX Global Hedge Fund Index
Account Value	$ 11,747.609823	$ 11,747.609823	$ 11,747.609823	11,109.297474	11,034.995867	11,486.5912	10,528.741761	10,038.973283	10,152.372338	9,998.159329	9,468.617162	9,653.2407	10,000
Average Annual Return, Percent	5.75%	3.19%	1.62%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,765.406371	$ 11,765.406371	$ 11,765.406371	10,965.301134	11,097.722488	12,542.057701	12,552.641963	11,789.468742	10,700.908741	10,814.374128	10,761.416551	10,155.4935	10,000
Average Annual Return, Percent	7.30%	(0.04%)	1.64%
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 20,541.616134	$ 20,541.616134	$ 20,541.616134	$ 17,226.232658	$ 16,859.621041	$ 18,770.999042	$ 11,769.261225	$ 12,539.450848	$ 14,733.482711	$ 12,273.057265	$ 10,816.599064	$ 9,504.9753	$ 10,000
Average Annual Return, Percent	19.25%	10.38%	7.46%